Summary of Significant Accounting Policies - Additional Information 4 (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer Segment shares	Dec. 31, 2014 USD ($) Customer shares	Dec. 31, 2013 USD ($) Customer shares	May 31, 2013 USD ($)
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Number of major customers of oil and gas sales | Customer	2	2	2
General and administrative expenses reimbursements of overhead costs	$ 13,900,000	$ 13,200,000	$ 11,900,000
Performance multiplier, minimum	0.00%
Performance multiplier, maximum	300.00%
Interest costs, capitalized during period	$ 900,000	10,200,000	4,700,000
Sale price of discontinued properties				$ 823,100,000
Realized gain on discontinued properties			230,000,000
General and administrative cost allocated to discontinued operations			$ 0
Debt issuance costs reclassified from long term assets to long term debt		$ 9,800,000
Restricted Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Shares of unvested restricted stock outstanding | shares	314,060	241,505	303,178
Major Natural Gas Purchaser
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted of oil and gas sales	52.00%	53.00%	51.00%
Major Oil Purchaser
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage accounted of oil and gas sales	25.00%	35.00%	36.00%